FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378
                                  ------------

                       TEMPLETON DEVELOPING MARKETS TRUST
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    --------------

Date of fiscal year end:   12/31
                          -------

Date of reporting period:   3/31/09
                           --------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Statement of Investments ...........   3
Notes to Statement of Investments ..   9

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
                                                           ----------------------------------------  -------------  --------------
          COMMON STOCKS AND OTHER EQUITY
          INTERESTS 86.8%
          ARGENTINA 0.3%
          Tenaris SA, ADR ...............................         Energy Equipment & Services              282,600  $    5,700,042
                                                                                                                    --------------
          AUSTRIA 0.9%
          OMV AG ........................................         Oil, Gas & Consumable Fuels              468,554      15,674,536
                                                                                                                    --------------
          BRAZIL 7.6%
          AES Tiete SA ..................................           Independent Power Producers
                                                                         & Energy Traders                2,507,027      17,228,718
          American Banknote SA ..........................       Commercial Services & Supplies             323,417       1,422,226
          Companhia de Bebidas das Americas
             (AmBev) ....................................                  Beverages                       757,085      30,289,928
          Companhia Energetica de Minas Gerais ..........             Electric Utilities                   339,741       3,805,333
          Itau Unibanco Banco Multiplo SA,
             ADR ........................................              Commercial Banks                  2,717,367      29,564,950
          Natura Cosmeticos SA ..........................              Personal Products                 2,813,746      27,476,330
          Souza Cruz SA .................................                   Tobacco                      1,437,440      27,112,740
                                                                                                                    --------------
                                                                                                                       136,900,225
                                                                                                                    --------------
          CHILE 1.1%
          Banco Santander Chile SA, ADR .................              Commercial Banks                    161,600       5,550,960
          Cia Cervecerias Unidas SA, ADR ................                  Beverages                       378,600      10,638,660
          Empresa Nacional de Telecomunicaciones SA .....   Diversified Telecommunication Services         287,883       3,334,029
                                                                                                                    --------------
                                                                                                                        19,523,649
                                                                                                                    --------------
          CHINA 20.8%
          Aluminum Corp. of China Ltd., H ...............               Metals & Mining                 31,470,675      18,069,209
          Anta Sports Products Ltd. .....................      Textiles, Apparel & Luxury Goods          9,197,000       6,051,868
          China Coal Energy Co., H ......................         Oil, Gas & Consumable Fuels           26,703,000      19,707,392
          China Construction Bank Corp., H ..............              Commercial Banks                 17,942,000      10,185,834
          China Life Insurance Co. Ltd., H ..............                  Insurance                     5,887,000      19,520,918
          China Mobile Ltd. .............................     Wireless Telecommunication Services       11,236,500      97,860,608
          China Molybdenum Co. Ltd., H ..................               Metals & Mining                 20,806,000       9,288,333
          China Petroleum and Chemical Corp., H .........         Oil, Gas & Consumable Fuels           18,536,710      11,862,806
          China Shenhua Energy Co. Ltd., H ..............         Oil, Gas & Consumable Fuels           10,432,500      23,502,048
          China Shipping Development Co. Ltd., H ........                   Marine                      10,686,000      10,120,089
          CNOOC Ltd. ....................................         Oil, Gas & Consumable Fuels           12,598,307      12,483,791
          Denway Motors Ltd. ............................                 Automobiles                   51,980,521      20,120,324
          Hidili Industry International Development
             Ltd. .......................................               Metals & Mining                 34,958,000      10,689,761
          Industrial and Commercial Bank of China
             Ltd., H ....................................              Commercial Banks                 41,389,000      21,521,031
          Lonking Holdings Ltd. .........................                  Machinery                     5,945,000       3,612,816
          PetroChina Co. Ltd., H ........................         Oil, Gas & Consumable Fuels           49,114,902      39,162,900
      (a) Shanda Interactive Entertainment Ltd., ADR ....                  Software                        259,200      10,246,176


                     Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

                                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
                                                           ----------------------------------------  -------------  --------------
          COMMON STOCKS AND OTHER EQUITY
          INTERESTS (CONTINUED)
          CHINA (CONTINUED)
          Shanghai Industrial Holdings Ltd. .............          Industrial Conglomerates              1,154,136  $    3,194,165
          Soho China Ltd. ...............................    Real Estate Management & Development        4,493,000       1,808,690
      (b) Yantai Changyu Pioneer Wine Co. Ltd., B .......                  Beverages                     1,197,300       4,356,374
          Zijin Mining Group Co. Ltd., H ................               Metals & Mining                 30,028,000      21,386,443
                                                                                                                    --------------
                                                                                                                       374,751,576
                                                                                                                    --------------
          EGYPT 0.1%
          Egyptian Mobile Services ......................     Wireless Telecommunication Services           86,294       2,251,548
          Telecom Egypt .................................   Diversified Telecommunication Services         100,114         266,544
                                                                                                                    --------------
                                                                                                                         2,518,092
                                                                                                                    --------------
          FINLAND 0.1%
          Nokian Renkaat OYJ ............................               Auto Components                     82,720         970,728
                                                                                                                    --------------
          HONG KONG 1.4%
          Dairy Farm International Holdings Ltd. ........          Food & Staples Retailing              4,222,262      18,620,175
          VTech Holdings Ltd. ...........................          Communications Equipment              1,891,000       7,319,575
                                                                                                                    --------------
                                                                                                                        25,939,750
                                                                                                                    --------------
          HUNGARY 1.1%
          Magyar Telekom PLC ............................   Diversified Telecommunication Services       2,679,644       6,180,284
          MOL Hungarian Oil and Gas Nyrt. ...............         Oil, Gas & Consumable Fuels              187,322       8,362,121
      (a) OTP Bank Ltd. .................................              Commercial Banks                    682,164       5,719,867
                                                                                                                    --------------
                                                                                                                        20,262,272
                                                                                                                    --------------
          INDIA 5.1%
      (a) Bharti Airtel Ltd. ............................     Wireless Telecommunication Services          231,006       2,858,682
          GAIL India Ltd. ...............................                Gas Utilities                   3,544,847      17,121,394
          Infosys Technologies Ltd. .....................                 IT Services                      554,455      14,517,577
          National Aluminium Co. Ltd. ...................               Metals & Mining                  1,283,378       5,442,365
          Oil & Natural Gas Corp. Ltd. ..................         Oil, Gas & Consumable Fuels            1,374,989      21,199,900
          Sesa Goa Ltd. .................................               Metals & Mining                  1,509,405       3,007,169
          State Bank of India ...........................              Commercial Banks                     79,000       1,666,155
          Steel Authority of India Ltd. .................               Metals & Mining                  4,238,764       8,084,414
          Tata Consultancy Services Ltd. ................                 IT Services                    1,775,867      18,963,183
                                                                                                                    --------------
                                                                                                                        92,860,839
                                                                                                                    --------------
          INDONESIA 2.1%
          PT Astra International Tbk ....................                 Automobiles                    8,868,000      10,936,305
          PT Bank Central Asia Tbk ......................              Commercial Banks                 37,254,500       9,994,716
          PT Telekomunikasi Indonesia, B ................   Diversified Telecommunication Services      26,031,000      17,008,572
                                                                                                                    --------------
                                                                                                                        37,939,593
                                                                                                                    --------------
          ISRAEL 0.8%
      (a) Taro Pharmaceutical Industries Ltd. ...........               Pharmaceuticals                  1,602,056      14,418,504
                                                                                                                    --------------


                     4 | Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
                                                           ----------------------------------------  -------------  --------------
          COMMON STOCKS AND OTHER EQUITY
          INTERESTS (CONTINUED)
          KENYA 0.0%c
          East African Breweries Ltd. ...................                  Beverages                       187,407  $      268,057
                                                                                                                    --------------
          KUWAIT 0.2%
          National Mobile Telecommunications Co. ........     Wireless Telecommunication Services          515,000       2,756,089
                                                                                                                    --------------
          LUXEMBOURG 0.1%
      (a) Reinet Investments SCA, GDR ...................      Textiles, Apparel & Luxury Goods          1,370,522       1,310,079
                                                                                                                    --------------
          MEXICO 8.6%
          Alfa SAB de CV ................................          Industrial Conglomerates                823,171       1,277,568
          America Movil SAB de CV, L, ADR ...............     Wireless Telecommunication Services        1,495,870      40,508,160
          Fomento Economico Mexicano SAB de CV, ADR .....                  Beverages                       158,700       4,000,827
          Grupo Televisa SA .............................                    Media                      11,894,154      32,334,079
          Kimberly Clark de Mexico SAB de CV, A .........             Household Products                11,128,490      36,130,287
          Telefonos de Mexico SAB de CV,
             (TELMEX) L, ADR ............................   Diversified Telecommunication Services       1,611,340      24,234,554
          Wal-Mart de Mexico SAB de CV, V ...............          Food & Staples Retailing              6,996,963      16,338,417
                                                                                                                    --------------
                                                                                                                       154,823,892
                                                                                                                    --------------
          PAKISTAN 1.4%
          Fauji Fertilizer Co. Ltd. .....................                  Chemicals                     1,838,360       1,988,652
          MCB Bank Ltd. .................................              Commercial Banks                  5,990,503      10,447,348
          Oil & Gas Development Co. Ltd. ................         Oil, Gas & Consumable Fuels            8,830,000       7,828,150
      (a) Pakistan Telecommunications Corp., A ..........   Diversified Telecommunication Services      27,591,719       5,695,027
                                                                                                                    --------------
                                                                                                                        25,959,177
                                                                                                                    --------------
          PERU 0.6%
          Credicorp Ltd. ................................              Commercial Banks                    239,200      11,204,128
                                                                                                                    --------------
          PHILIPPINES 1.0%
          Globe Telecom Inc. ............................     Wireless Telecommunication Services          118,530       2,051,670
          Philippine Long Distance Telephone Co., ADR ...     Wireless Telecommunication Services          374,670      16,534,187
                                                                                                                    --------------
                                                                                                                        18,585,857
                                                                                                                    --------------
          QATAR 0.5%
          Qatar National Bank ...........................              Commercial Banks                    379,250       9,789,112
                                                                                                                    --------------
          RUSSIA 7.2%
          Bank of Moscow ................................              Commercial Banks                     69,175       1,461,178
    (a,d) Centenergoholding .............................             Electric Utilities                   300,651              --
          Gazprom, ADR ..................................         Oil, Gas & Consumable Fuels            1,060,000      15,794,000
          Gazprom, ADR (London Exchange) ................         Oil, Gas & Consumable Fuels            1,150,836      17,147,456
    (a,d) Intergenerasiya Holding Co. ...................             Electric Utilities                 1,007,974              --


                     Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

                                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
                                                           ----------------------------------------  -------------  --------------
          COMMON STOCKS AND OTHER EQUITY
          INTERESTS (CONTINUED)
          RUSSIA (CONTINUED)
          LUKOIL Holdings, ADR ..........................         Oil, Gas & Consumable Fuels              392,779  $   14,807,768
          LUKOIL Holdings, ADR
          (London Exchange) .............................         Oil, Gas & Consumable Fuels              861,179      32,233,930
          Mining and Metallurgical Co. Norilsk
             Nickel, ADR ................................               Metals & Mining                  1,238,000       7,551,800
          Mobile TeleSystems ............................     Wireless Telecommunication Services        2,517,800      10,700,650
          Mobile TeleSystems, ADR .......................     Wireless Telecommunication Services          306,100       9,158,512
    (a,d) Sibenergyholding JSC ..........................             Electric Utilities                   276,935              --
          TNK-BP ........................................         Oil, Gas & Consumable Fuels           20,839,920      17,609,733
      (a) Wimm-Bill-Dann Foods ..........................                Food Products                     185,300       2,964,800
                                                                                                                    --------------
                                                                                                                       129,429,827
                                                                                                                    --------------
          SINGAPORE 0.4%
          Fraser and Neave Ltd. .........................          Industrial Conglomerates              4,013,617       6,676,387
                                                                                                                    --------------
          SOUTH AFRICA 9.9%
          ABSA Group Ltd. ...............................              Commercial Banks                    975,000       9,896,075
          Foschini Ltd. .................................              Specialty Retail                  5,054,904      23,434,531
          Lewis Group Ltd. ..............................              Specialty Retail                  3,713,157      16,724,485
          Massmart Holdings Ltd. ........................          Food & Staples Retailing                785,660       5,769,354
          MTN Group Ltd. ................................     Wireless Telecommunication Services        2,439,194      27,022,090
          Naspers Ltd., N ...............................                    Media                       1,077,806      18,194,657
          Pretoria Portland Cement Co. Ltd. .............           Construction Materials                 926,517       3,068,513
          Remgro Ltd. ...................................       Diversified Financial Services           2,184,297      15,556,029
          The Spar Group Ltd. ...........................          Food & Staples Retailing                700,582       3,836,274
          Standard Bank Group Ltd. ......................              Commercial Banks                  2,999,688      25,160,920
          Telkom South Africa Ltd. ......................   Diversified Telecommunication Services       1,048,440      11,669,122
          Tiger Brands Ltd. .............................                Food Products                     826,136      11,796,713
          Truworths International Ltd. ..................              Specialty Retail                  2,045,493       6,934,131
                                                                                                                    --------------
                                                                                                                       179,062,894
                                                                                                                    --------------
          SOUTH KOREA 1.3%
          Kangwon Land Inc. .............................        Hotels, Restaurants & Leisure           1,717,664      17,188,516
          SK Telecom Co. Ltd. ...........................     Wireless Telecommunication Services           46,319       6,472,288
                                                                                                                    --------------
                                                                                                                        23,660,804
                                                                                                                    --------------
          SWEDEN 1.2%
          Oriflame Cosmetics SA, SDR ....................              Personal Products                   661,514      20,665,779
                                                                                                                    --------------
          TAIWAN 4.3%
          MediaTek Inc. .................................  Semiconductors & Semiconductor Equipment      3,796,580      35,689,083
          President Chain Store Corp. ...................          Food & Staples Retailing             14,323,164      32,795,340
          Taiwan Mobile Co. Ltd. ........................     Wireless Telecommunication Services        4,506,000       6,526,297
          Taiwan Semiconductor Manufacturing Co. Ltd. ...  Semiconductors & Semiconductor Equipment      2,161,000       3,273,181
                                                                                                                    --------------
                                                                                                                        78,283,901
                                                                                                                    --------------


                     6 | Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
                                                           ----------------------------------------  -------------  --------------
          COMMON STOCKS AND OTHER EQUITY
          INTERESTS (CONTINUED)
          THAILAND 1.1%
          PTT Exploration and Production Public
             Co. Ltd., fgn. .............................         Oil, Gas & Consumable Fuels              914,400  $    2,507,413
          Thai Beverages Co. Ltd., fgn. .................                  Beverages                   157,351,598      18,104,823
                                                                                                                    --------------
                                                                                                                        20,612,236
                                                                                                                    --------------
          TURKEY 4.8%
          Akbank TAS ....................................              Commercial Banks                  8,644,664      26,027,169
          Anadolu Efes Biracilik Ve Malt Sanayii AS .....                  Beverages                     1,715,290      10,638,578
          Tupras-Turkiye Petrol Rafinerileri AS .........         Oil, Gas & Consumable Fuels            2,089,636      21,013,381
          Turkcell Iletisim Hizmetleri AS ...............     Wireless Telecommunication Services        6,070,519      29,791,492
                                                                                                                    --------------
                                                                                                                        87,470,620
                                                                                                                    --------------
          UNITED ARAB EMIRATES 0.3%
          First Gulf Bank ...............................              Commercial Banks                  1,126,132       2,605,971
          National Bank of Abu Dhabi ....................              Commercial Banks                    863,333       1,974,326
          Union National Bank ...........................              Commercial Banks                    838,131         474,610
                                                                                                                    --------------
                                                                                                                         5,054,907
                                                                                                                    --------------
          UNITED KINGDOM 2.5%
          Anglo American PLC ............................               Metals & Mining                  1,331,088      22,429,633
          British American Tobacco PLC ..................                   Tobacco                        793,342      18,343,627
          HSBC Holdings PLC .............................              Commercial Banks                    614,871       3,383,578
      (a) HSBC Holdings PLC, rts., 4/03/09 ..............              Commercial Banks                    256,196         479,307
                                                                                                                    --------------
                                                                                                                        44,636,145
                                                                                                                    --------------
          TOTAL COMMON STOCKS AND OTHER
             EQUITY INTERESTS
             (COST $1,837,110,316) ......................                                                            1,567,709,697
                                                                                                                    --------------
          DIRECT EQUITY INVESTMENTS
          (COST $4,447,586) 0.4%
          HONG KONG 0.4%
(a,e,f,g) Mayfair Hanoi, Ltd., 37.5% equity owned
             through HEA Holdings Ltd., a wholly
             owned investment ...........................    Real Estate Management & Development                        6,576,225
                                                                                                                    --------------
          PREFERRED STOCKS 10.2%
          BRAZIL 8.5%
          Banco Bradesco SA, ADR, pfd. ..................              Commercial Banks                  2,059,941      20,393,416
          Companhia Energetica de Minas Gerais,
             ADR, pfd. ..................................             Electric Utilities                   818,150      12,092,257
          Companhia Vale do Rio Doce, ADR, pfd., A ......               Metals & Mining                  4,038,911      45,558,916
      (a) Fertilizantes Fosfatados SA, pfd. .............                  Chemicals                        32,261         186,097
          Itausa - Investimentos Itau SA, pfd. ..........              Commercial Banks                  3,954,434      13,587,773


                     Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

                                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
                                                           ----------------------------------------  -------------  --------------
          PREFERRED STOCKS (CONTINUED)
          BRAZIL (CONTINUED)
          Petroleo Brasileiro SA, ADR, pfd. .............         Oil, Gas & Consumable Fuels            2,255,240  $   55,253,380
          Usinas Siderurgicas de Minas Gerais SA,
             pfd., A ....................................               Metals & Mining                    459,757       5,847,308
                                                                                                                    --------------
                                                                                                                       152,919,147
                                                                                                                    --------------
          CHILE 1.7%
          Embotelladora Andina SA, pfd., A ..............                  Beverages                     6,988,028      14,986,763
          Sociedad Quimica y Minera de Chile SA,
             B, ADR, pfd. ...............................                  Chemicals                       614,485      16,320,722
                                                                                                                    --------------
                                                                                                                        31,307,485
                                                                                                                    --------------
          TOTAL PREFERRED STOCKS
             (COST $133,751,985) ........................                                                              184,226,632
                                                                                                                    --------------
          TOTAL INVESTMENTS BEFORE SHORT
             TERM INVESTMENTS
             (COST $1,975,309,887) ......................                                                            1,758,512,554
                                                                                                                    --------------
          SHORT TERM INVESTMENTS
          (COST $54,799,628) 3.0%
          MONEY MARKET FUNDS 3.0%
          UNITED STATES 3.0%
      (h) Franklin Institutional Fiduciary Trust
             Money Market Portfolio, 0.13% ..............                                               54,799,628      54,799,628
                                                                                                                    --------------
          TOTAL INVESTMENTS
             (COST $2,030,109,515)
             100.4% .....................................                                                            1,813,312,182
          OTHER ASSETS, LESS LIABILITIES (0.4)% .........                                                               (6,804,229)
                                                                                                                    --------------
          NET ASSETS 100.0% .............................                                                           $1,806,507,953
                                                                                                                    ==============

See Abbreviations on page 12.

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days.

(e)  See Note 5 regarding holdings of 5% voting securities.

(f)  See Note 4 regarding restricted securities.

(g)  See Note 6 regarding other considerations.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     8 | Quarterly Statement of Investments

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $2,081,917,827
                                                ==============
Unrealized appreciation .....................   $  212,247,428
Unrealized depreciation .....................     (480,853,073)
                                                --------------
Net unrealized appreciation (depreciation) ..   $ (268,605,645)
                                                ==============

4. RESTRICTED SECURITIES

At March 31, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                      Acquisition
Shares   Issuer                                                           Date         Cost         Value
------   ----------------------------------------------------------   -----------   ----------   ----------
  --     Mayfair Hanoi, Ltd., 37.5% equity owned through
            HEA Holdings Ltd., a wholly owned investment ..........
               TOTAL RESTRICTED SECURITIES (0.36% OF NET ASSETS) ..     10/31/96    $4,447,586   $6,576,225
                                                                                                 ==========

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended March 31, 2009, were as shown below.

                                                                              NUMBER OF
                                 NUMBER OF SHARES                               SHARES      VALUE AT     REALIZED
                                HELD AT BEGINNING     GROSS        GROSS     HELD AT END     END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                      OF PERIOD       ADDITIONS   REDUCTIONS    OF PERIOD      PERIOD       INCOME     GAIN (LOSS)
-----------------------------   -----------------   ---------   ----------   -----------   ----------   ----------   -----------
CONTROLLED AFFILIATES(a)
Mayfair Hanoi Ltd.,
   37.5% equity owned through
   HEA Holdings Ltd..........           --              --          --            --       $6,576,225       $--           $--
                                                                                           ==========       ===           ===
   TOTAL AFFILIATED SECURITIES (0.36% OF NET ASSETS)

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                    10 | Quarterly Statement of Investments

Templeton Developing Markets Trust

7. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                      LEVEL 1      LEVEL 2     LEVEL 3         TOTAL
                                  --------------   -------   ----------   --------------
ASSETS:
   Investments in Securities ..   $1,806,735,957     $--     $6,576,225   $1,813,312,182


At March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             --------------
Beginning Balance - January 1, 2009 ......................     $6,182,235
   Net realized gain (loss) ..............................             --
   Net change in unrealized appreciation (depreciation) ..        393,990
   Net purchases (sales) .................................             --
   Transfers in and/or out of Level 3 ....................             --
                                                               ----------
Ending Balance ...........................................     $6,576,225
                                                               ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....     $  393,990
                                                               ==========


                    Quarterly Statement of Investments | 11

Templeton Developing Markets Trust

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, and expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    12 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/LAURA F. FERGERSON
  --------------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance and
    Administration
    Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance and
    Administration
    Date  May 27, 2009

By /s/MARK H. OTANI
 ---------------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date  May 27, 2009